Commitments and Contingencies - Additional Information (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩) Lawsuits	Dec. 31, 2018 KRW (₩)
Commitments and contingencies [abstract]
Severally liable for reimbursement	₩ 2,682
Number of lawsuits | Lawsuits	190
Litigation settlement claim amount	₩ 214,877	₩ 169,246
Litigation provision	₩ 62,241	58,776
New town development consortium percentage of ownership interest	2.50%
Contract amount not yet recognized as liabilities	₩ 851,798	₩ 1,474,009